Exhibit 99.5

FIGRE 2025-HE1 Rebuttal Findings 01.17.2025

Seller:

Deal ID:

Total Loan Count: 790

Loans by Grade in Population
Loan Grade	Count	Percentage
1	653	82.66%
2	69	8.73%
3	68	8.61%

Trade Summary
Loan Status	Count	Percentage
Review Complete	721	91.27%
In Rebuttal	69	8.73%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	138	137	137	68	70	0	0	68	0	68	2
2	2	0	0	2	0	0	0	0	0	2	0
1	2230	0	0	2230	0	0	0	0	0	0	2230

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	3	3	0	0	1	0	0
Security Instrument - Inaccurate	2	2	0	0	1	0	0
ROR - Other	1	1	0	0	0	0	0
Credit	2	0	0	2	0	0	2
Income Variance	1	0	0	1	0	0	1
Income Variance	1	0	0	1	0	0	1
Valuation	135	135	0	0	67	0	68
Appraisal - Value is not supported within a 10% variance	135	135	0	0	67	0	68